Everest Properties
199 S. Los Robles Ave., Ste. 200
Pasadena, CA 91101


                                 April 27, 2005


                                                   Via Facsimile: (202) 942-9638
                                                         and submitted via EDGAR

Celeste M. Murphy
Office of Mergers and Acquisitions
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-0303

  Re: Boston Financial Qualified Housing Tax Credits L.P. II
      Schedule TO-T filed October 13, 2004, by Everest Housing Investors 2, L.P. and Everest Properties, Inc.
      File No. 5-80085

Dear Ms. Murphy:

     This letter  responds to the  Staff's  comments  conveyed in your letter of
November  9,  2004.   Numbered  paragraphs  below  correspond  to  the  numbered paragraphs in your letter.

     1. We understand that Exchange Act Release No. 34-43069 has been adopted as interpretive guidance and we certainly keep it in mind for all of our filings with the Commission. Nonetheless, we believe that it is incorrect to interpret the antifraud provisions to require a bidder to divulge its internal analysis and methods for setting an offer price. We do not believe that such an affirmative disclosure requirement can be fairly inferred from the provisions of the statute and regulations, especially when the tender offer is from an unaffiliated bidder. In any event, the issue is moot with respect to this offer, since we voluntarily provided the requested disclosure.

     2. While acknowledging the Staff's positions, we respectfully decline to make the statements requested. There is no requirement that we do so. To the extent the requested statements are accurate statements of applicable law, there is no reason to obtain from bidders a recitation of such law. To the extent the statements go beyond applicable law or reflect interpretations of law that may be open to dispute, it would not be fair or appropriate to require bidders to make statements that might prejudice their right to take a contrary position at some later time, if the occasion arose.

     We are filing via EDGAR an amendment concurrently with this letter to report the final results of the offer.


                                Very truly yours,

                                /S/ Christopher K. Davis

                                Christopher K. Davis
                                Vice President and General Counsel